Goodwill (Details) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Gross amount of goodwill
Balance at beginning of period	SFr 8,579	SFr 8,699
Goodwill acquired during the period		5
Foreign currency translation impact	57	(61)
Other		(7)
Balance at end of period	8,636	8,636
Accumulated impairment
Balance at beginning of period	3,891	3,891
Balance at end of period	3,891	3,891
Net book value
Net book value	4,745	4,745	SFr 4,688	SFr 4,808
Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period	603	610
Goodwill acquired during the period		5
Foreign currency translation impact	6	(5)
Other		(1)
Balance at end of period	609	609
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	609	609
International Wealth Management
Gross amount of goodwill
Balance at beginning of period	1,523	1,573
Goodwill acquired during the period		0
Foreign currency translation impact	17	(28)
Other		(5)
Balance at end of period	1,540	1,540
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	1,540	1,540
Asia Pacific
Gross amount of goodwill
Balance at beginning of period	2,258	2,294
Goodwill acquired during the period		0
Foreign currency translation impact	19	(16)
Other		(1)
Balance at end of period	2,277	2,277
Accumulated impairment
Balance at beginning of period	772	772
Balance at end of period	772	772
Net book value
Net book value	1,505	1,505
Global Markets
Gross amount of goodwill
Balance at beginning of period	3,172	3,183
Goodwill acquired during the period		0
Foreign currency translation impact	6	(5)
Other		0
Balance at end of period	3,178	3,178
Accumulated impairment
Balance at beginning of period	2,719	2,719
Balance at end of period	2,719	2,719
Net book value
Net book value	459	459
Investment Banking & Capital Markets
Gross amount of goodwill
Balance at beginning of period	1,011	1,027
Goodwill acquired during the period		0
Foreign currency translation impact	9	(7)
Other		0
Balance at end of period	1,020	1,020
Accumulated impairment
Balance at beginning of period	388	388
Balance at end of period	388	388
Net book value
Net book value	632	632
Strategic Resolution Unit
Gross amount of goodwill
Balance at beginning of period	12	12
Goodwill acquired during the period		0
Foreign currency translation impact	0	0
Other		0
Balance at end of period	12	12
Accumulated impairment
Balance at beginning of period	12	12
Balance at end of period	12	12
Net book value
Net book value	0	0
Bank
Net book value
Net book value	SFr 3,872	SFr 3,872		SFr 3,929